Leases	12 Months Ended
Jan. 01, 2011
Notes to Financial Statements [Abstract]
Leases
LEASES

The Company leases ten processing plants and storage locations, land surrounding certain processing plants, four office locations and a portion of its transportation equipment under operating leases.  Leases are noncancellable and expire at various times through the year 2040.  Minimum rental commitments under noncancellable leases as of January 1, 2011, are as follows (in thousands):

Period Ending Fiscal	Operating Leases
2011	$14,355
2012	10,745
2013	7,951
2014	5,377
2015	3,533
Thereafter	16,845
Total	$58,806

Darling through its wholly-owned subsidiary Griffin Industries, Inc., leases two real properties located in Butler, Kentucky and real properties located in each of Jackson, Mississippi and Henderson, Kentucky from Martom Properties, LLC, an entity owned in part by Martin W. Griffin, the Company's Executive Vice President – Chief Operations Officer – Griffin Industries.  The lease term for each of the Butler properties and the Jackson property is thirty years, and the Company has the right to renew such leases for two additional terms of ten years each.  The annual rental payment for each of the Butler properties is $30,000 for the first five years of the lease term and is increased by the increase in the consumer price index every five years thereafter.  The annual rental payment for the Jackson property is $221,715 for the first five years of the lease term and is increased by the increase in the consumer price index every five years thereafter.  The lease term for the Henderson property is ten years, and the Company has the right to renew such lease for four additional terms of five years each.  The annual rental payment for the Henderson property is $60,000 for the first five years of the lease term and is increased by the increase in the consumer price index every five years thereafter.  Under the terms of each lease, the Company has a right of first offer and right of first refusal for each of the properties.

Rent expense for the fiscal years ended January 1, 2011, January 2, 2010 and January 3, 2009 was $9.7 million, $9.4 million and $8.6 million, respectively.